Disposal of businesses and discontinued operations	12 Months Ended
Dec. 31, 2019
39. Disposal of businesses and discontinued operations
Disposal of businesses and discontinued operations

Barclays Bank Group

On 21 November 2019 Barclays Bank PLC sold its investment in The Logic Group Holdings Limited to Barclays Principal Investments Limited at its fair value of £112m. On 26 December 2019 Barclays Bank PLC sold its investment in Barclays Funds Investments Limited to Barclays Equity Holdings Limited at its fair value of £505m. Barclays Bank PLC recorded profit on disposal of £56m and £23m respectively.

UK banking business

Following the court approval of the ring-fencing transfer scheme on 9 March 2018, the UK banking business largely comprising Personal Banking, Barclaycard Consumer UK and Business Banking customers, and related assets and liabilities was transferred to Barclays Bank UK PLC on 1 April 2018, to meet the regulatory ring-fencing requirement under the Financial Services (Banking Reform) Act 2013 and related legislation. Following the transfer of the UK banking business, Barclays Bank PLC transferred the equity ownership in Barclays Bank UK PLC to Barclays PLC through a dividend in specie on the same day. Accordingly, Barclays Bank UK PLC ceased to be a subsidiary of Barclays Bank PLC and became a direct subsidiary of the ultimate parent, Barclays PLC.

The results of Barclays Bank UK PLC and its subsidiaries for the three months ended 31 March 2018, the date prior to the transfer of ownership to Barclays PLC, are included in the consolidated financial statements of Barclays Bank Group.

The transfer of the ownership of Barclays Bank UK PLC to Barclays PLC resulted in a material change to the consolidated financial position and results of Barclays Bank Group in 2018, in comparison to prior periods. It had no impact on the share capital and share premium of Barclays Bank Group. Other equity instruments reduced by £2,070m relating to additional tier 1 (AT1) securities transferred to Barclays Bank UK PLC. The fair value through other comprehensive income reserve increased by £16m and retained earnings reduced by £14,187m.

Upon disposal of the equity ownership of Barclays Bank UK PLC on 1 April 2018, the UK banking business met the requirements for presentation as a discontinued operation. As such, the results, which have been presented as the profit after tax in respect of discontinued operations on the face of the Barclays Bank Group income statement, are analysed in the income statement below. In 2018, discontinued operations relating to the UK banking business incurred a loss after tax of £47m and in 2017 discontinued operations related to the UK banking business generated a profit of £809m (discontinued operations in total incurred a loss after tax of £1,386m, which includes a loss of £2,195m loss relating to BAGL). The income statement and cash flow statement below represent three months of results as a discontinued operation to 31 March 2018, compared to the full year ended 31 December 2017.

UK banking business disposal group income statement
	2019	2018	2017
For the year ended 31 December	£m	£m	£m
Net interest income	-	1,449	5,872
Net fee and commission income	-	296	1,176
Net trading income	-	(5)	(9)
Net investment income	-	6	160
Other income	-	2	8
Total income	-	1,748	7,207
Credit impairment charges and other provisions	-	(201)	(783)
Net operating income	-	1,547	6,424
Staff costs	-	(321)	(2,052)
Administration and general expenses	-	(1,135)	(2,959)
Operating expenses	-	(1,456)	(5,011)
Share of post-tax results of associates and joint ventures	-	-	(5)
Profit before tax	-	91	1,408
Taxation	-	(138)	(599)
(Loss)/profit after tax	-	(47)	809

Attributable to:
Equity holders of the parent	-	(47)	809
Non-controlling interests	-	-	-
(Loss)/profit after tax	-	(47)	809

Barclays Africa Group Holdings Limited and Barclays Africa Group Limited

On 1 August 2018 Barclays Bank PLC transferred the equity ownership of its subsidiary Barclays Africa Group Holdings Limited (BAGHL) to Barclays PLC through a dividend in specie. Accordingly, BAGHL ceased to be a subsidiary of Barclays Bank PLC and became a direct subsidiary of the ultimate parent, Barclays PLC. The value of this dividend, representing the historic cost of investment of Barclays Bank PLC in BAGHL was £269m. BAGHL was subsequently renamed Barclays Principal Investments Limited.

Following the reduction of the Barclays Bank Group’s interest in BAGL in 2017, Barclays Bank Group’s remaining interest in BAGL was reported as a financial asset at fair value through other comprehensive income. Prior to the disposal of shares on 1 June 2017, BAGL met the requirements for presentation as a discontinued operation. As such, the results, which have been presented as the profit after tax and non-controlling interest in respect of the discontinued operation on the face of the Barclays Bank Group income statement, are analysed in the income statement below, which represents five months of results as a discontinued operation to 31 May 2017.

Barclays Africa disposal group income statement
	2019	2018	2017
For the year ended 31 December	£m	£m	£m
Net interest income	-	-	1,024
Net fee and commission income	-	-	522
Net trading income	-	-	149
Net investment income	-	-	30
Other income	-	-	61
Total income	-	-	1,786
Credit impairment charges and other provisions	-	-	(177)
Net operating income	-	-	1,609
Staff costs	-	-	(586)
Administration and general expenses[a]	-	-	(1,634)
Operating expenses	-	-	(2,220)
Share of post-tax results of associates and joint ventures	-	-	5
Loss before tax	-	-	(606)
Taxation	-	-	(154)
Loss after tax[b]	-	-	(760)

Attributable to:
Equity holders of the parent	-	-	(900)
Non-controlling interests	-	-	140
Loss after tax[b]	-	-	(760)

Notes

aIncludes impairment of £1,090 in 2017.

bTotal loss in respect of the discontinued operation in 2017 was £2,195m, which included the £60m loss on sale and £1,375m loss on recycling of other comprehensive loss on reserves.

The cash flows attributed to the UK banking business discontinued operation are as follows:

	2019	2018	2017
For the year ended 31 December	£m	£m	£m
Net cash flows from operating activities	-	(522)	(355)
Net cash flows from investing activities	-	54	470
Net cash flows from financing activities	-	-	(128)
Net (decrease)/increase in cash and cash equivalents	-	(468)	(13)